SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)	Mar. 04, 2015	Mar. 03, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock par value			$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member] | Nasdaq [Member]
Percentage of conversion of note exceed				0.1999%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible notes	$ 350,000
Debt instrument accrued interest rate	12.00%
Notes payable maturity date	Jan. 29, 2016
Sale of common stock		$ 3,500,960
Common stock par value		$ 0.001
Common stock price per share		$ 1.02
Issuance of warrant to purchases of common stock, shares		2,735,132
Warrant exercise price per share		$ 1.28
Percentage of purchase price		0.015%
Cash payment		$ 52,500